Consolidated Schedule of Investments (unaudited) July 31, 2020	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 18.5%
iShares Gold Trust(a)(b)	194,810	$3,674,117

Total Grantor Trust (Cost: $2,935,922)		3,674,117

Short-Term Investments

Money Market Funds — 77.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	15,467,000	15,467,000

Total Short-Term Investments — 77.8% (Costs: $15,467,000)		15,467,000

Total Investments in Securities — 96.3% (Cost: $18,402,922)		19,141,117

Other Assets, Less Liabilities — 3.7%		736,887

Net Assets — 100.0%		$19,878,004

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$6,201,000	$9,266,000	(a)	$—	$—	$—	$15,467,000	15,467,000	$40,999	$—
iShares Gold Trust	1,749,819	4,600,108		(3,474,524)	241,110	557,604	3,674,117	194,810	—	—

					$241,110	$557,604	$19,141,117		$40,999	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold	76	12/29/20	$15,093	$141,788

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Consolidated Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Gold Strategy ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Grantor Trust	$3,674,117	$—	$—	$3,674,117
Money Market Funds	15,467,000	—	—	15,467,000

	$19,141,117	$—	$—	$19,141,117

Derivative financial instruments(a)
Assets
Futures Contracts	$141,788	$—	$—	$141,788

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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